Application of New Standards, Amendments and Interpretations - Additional Information (Details) $ in Thousands, $ in Thousands	Jan. 01, 2019 USD ($)	Jan. 01, 2019 TWD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Increase in operating cash flows	$ 2,188	$ 65,455
Decrease in financing cash flows	$ 2,188	$ 65,455
Bottom of Range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Disclosure Of Leased Assets Explanatory	1.85%	1.85%
Top of Range
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Disclosure Of Leased Assets Explanatory	4.10%	4.10%